Deposits	12 Months Ended
Dec. 31, 2023
Disclosure of deposits [abstract]
Deposits

NOTE 23. DEPOSITS
Deposits break down as follows as of the indicated dates:

	12.31.23	12.31.22
In Pesos	7,885,200,814	11,086,803,909
Checking Accounts	1,335,072,669	1,850,256,468
Savings Accounts	3,591,992,995	3,517,449,649
Time Deposits	1,966,302,648	4,947,985,330
Time Deposits – UVA	86,524,059	234,572,209
Others	614,937,968	255,240,970
Interest and Adjustments	290,370,475	281,299,283
In Foreign Currency	3,620,595,729	2,359,214,129
Savings Accounts	3,210,761,437	1,947,918,567
Time Deposits	372,960,344	367,232,071
Others	36,054,052	43,429,275
Interest and Adjustments	819,896	634,216
Total	11,505,796,543	13,446,018,038
The concentration of deposits is detailed in Schedule H.
The breakdown of deposits by remaining term is detailed in Schedule I.
The breakdown of deposits by sector is detailed in Schedule P.
Related-party information is disclosed in Note 51.